Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 34,836	$ 68,719
Cash equivalents	107,628	116,456
Total	$ 142,464	$ 185,175